INCOME TAXES - Tax Credit Carryforwards (Details) - Research and development $ in Millions	Dec. 31, 2015 USD ($)
Federal
Tax credit carryforwards
Tax credit carryforwards	$ 1.8
State | CALIFORNIA
Tax credit carryforwards
Tax credit carryforwards	$ 0.8